Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,002,951,000.00
Previously Paid Amount	0.00
Total Fee Amount	276,607.54
Total Offset Amount	0.00
Net Fee	276,607.54
Narrative - Max Aggregate Offering Price	$ 2,002,951,000.00
Final Prospectus	true